Submission	Mar. 12, 2025
Submission [Line Items]
Central Index Key	0000701985
Registrant Name	Bath & Body Works, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES